Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

On July 8, 2015, the Company, Hipcricket, Inc. and, solely as a guarantor of Hipcricket’s indemnity obligations, ESW Capital LLC entered into an Asset Purchase Agreement pursuant to which the Company acquired assets of Hipcricket’s mobile advertising business. The Company paid a consideration of $1,300,000 in cash and issued to Hipcricket 620,560 shares of the Company’s common stock that the parties agreed to value at $2,544,917. The Company acquired all rights in, to contracts with Hipcricket’s mobile advertising customers, customer lists and records as well as certain intellectual assets and properties used in Hipcricket’s mobile advertising business. The Company hired certain employees of Hipcricket to service the Hipcricket customers.

In July 2015, we issued 25,000 shares of our common stock for the exercise of 25,000 warrants to purchase our common stock at $2.50 per share.

On July 29, 2015, the Company filed an amendment to the Certificate of Incorporation to effect a 1-for-10 reverse split of its issued and outstanding common stock the reverse split became effective in the market on July 30, 2015. Following the reverse split, every ten shares of the Company's issued and outstanding common stock were be automatically combined and converted into one issued and outstanding share of common stock with a par value of $0.001 per share. No fractional shares are to be issued.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 25, 2014, the date the financial statements were available for issuance.

On October 3, 2014 we entered into a Revenue Sharing and Note Purchase Agreement (the “Fortress Agreement”) by and among SITO Mobile Solutions, Inc., our wholly-owned subsidiary (“Licensee”), SITO Mobile R&D IP, LLC, our wholly-owned subsidiary, Fortress Credit Co LLC, as collateral agent (the “Collateral Agent”), and CF DB EZ LLC (the “Revenue Participant”) and the Fortress Credit Co LLC (the “Note Purchaser” and together with the Revenue Participant, the “Investors”) that executed the Agreement.

Pursuant to the Fortress Agreement, we issued and sold senior secured notes with an aggregate original principal amount of $10,000,000 and issued, pursuant to a Subscription Agreement, 261,954 new shares of common stock to Fortress at $3.817 per share (which represents the trailing 30-day average closing price) for an aggregate amount of $1,000,000. After deducting original issue discount of 10% on the Notes and a structuring fee, we received $9,850,000 before paying legal and due diligence expenses.

The original principal amount of the Note shall bear interest at a rate equal to LIBOR plus 9% per annum. Such interest shall be paid in cash except that 2% per annum of the interest shall be paid-in-kind, by increasing the principal amount of the Notes by the amount of such interest. The term of the Note is 42 months and we must make, beginning in October 2015, monthly amortization payments on the Notes, each in a principal amount equal to $333,334 until the Note is paid in full. We shall also apply 85% of Monetization Revenues (as defined in the Agreement) from the Company’s patents to the payment of accrued and unpaid interest on, and then to repay outstanding principal (at par) of, the Note until all amounts due with respect to the Note have been paid in full. After the repayment of the Note, in addition to the interest, we shall pay the Revenue Participant up to 50% of Monetization Revenues totaling (i) $5,000,000, if paid in full prior to March 31, 2018 and (ii) $7,500,000 thereafter. We must also pay $350,000 to Fortress upon repayment of the Notes.

We may prepay the Note in whole or in part, without penalty or premium, except that any optional prepayments of the Note prior to the first anniversary of the issuance of the Note shall be accompanied by a prepayment premium equal to 5% of the principal amount prepaid

The Fortress Agreement contains certain standard events of default. We granted to Fortress Credit Co LLC, for the benefit of the Investors, a non-exclusive, royalty free, license (including the right to grant sublicenses) with respect to the our patents, which shall be evidenced by, and reflected in, the Patent License Agreement. Fortress Credit Co LLC and the Investors agree that such license shall only be used following an event of default, as defined in the Fortress Agreement. We granted the Investors a first priority senior security interest in all of our assets.

The foregoing description is a summary only, does not purport to set forth the complete terms of the Subscription Agreement, the Agreement or the Notes, the Security Agreement, the Patent Security Agreement, or Patent License Agreement or any other related ancillary documents which are exhibits to the Agreement).

With the proceeds from this financing, the Company repaid all outstanding convertible notes in the aggregate principal amount of $3,708,000 and accrued interest, which eliminated the potential issuance of approximately 775,600 of the Company’s common shares upon the conversion of the convertible notes.

In October 2014, the Company changed the name of its subsidiaries Single Touch Interactive, Inc. to SITO Mobile Solutions, Inc. and Single Touch Interactive R&D IP, LLC to SITO Mobile Solutions R&D IP, LLC.

On October 10, 2014, the Company and AT&T Services, Inc. entered into an agreement to further extend the term of the April 11, 2008 Services Agreement to December 31, 2014.

On November 10, 2014, the Company promoted Jerry Hug to CEO from Interim CEO and Mr. Hug appointed to the Board of Directors. Also on November 10, 2014, Phil Livingston was appointed as a Director and as Chairman of the Company’s Compensation Committee. The Company granted Mr. Livingston 25,000 fully vested stock options to purchase shares at $3.03 per share.

Since September 30, 2014, 100,000 warrants and 200,000 stock options have expired.

Since September 30, 2014, the Company was issued US Patent 8,825,887 "System and Method for Routing Media”, US Patent 8,862,115 "Over the Air Provisioning of Mobile Device Settings" and US Patent 8,880,031 “System of Providing Information to a Telephony Subscriber”.

In November 2014, the Company entered into a First Amendment of Lease, Expansion of Premises and Extension of Lease Term Agreement with its landlord for its Jersey City, New Jersey offices. Under terms of the agreement, the Company acquired an additional 4,045 square feet of contiguous space for four years at an annual cost of $133,485, subject an annual escalation and to extend the lease for existing space for approximately two years.

On November 21, 2014, the Board of Directors of the Company approved a compensation plan for the executive officers of the Company which provides for the payment of a cash bonus and an equity grant of performance options to the Company’s Chief Executive Officer and its Chief Financial Officer (the “Executives”). Each Executive will be eligible for an annual cash bonus, based upon net revenue, gross margins, and individual key performance indicators, set by the Compensation Committee annually (the “Target Performance”). The target bonus for the Chief Executive Officer is 50% of his base salary and for the Chief Financial Officer, the target bonus is 40% of this base salary. Eighty percent of the cash bonus shall be based upon the target net revenues and gross margins of the Company with 20% of the cash bonus based upon individual key performance indicators. Fifty percent of the target cash bonus will be paid if threshold performance of 80% of the Target Performance is achieved, 100% of the target cash bonus will be paid if the Target Performance is reached, with 150% of the cash bonus paid if 120% of the Target Performance is achieved. The equity grant component of the compensation plan provides for the grant of 105,000 performance options to purchase shares of common stock of the Company to the Chief Executive Officer and 42,000 performance options to purchase shares of common stock of the Company to the Chief Financial Officer, with the number of performance options to be received by each of the Executives based upon the achievement by the Company of certain net revenues and gross margins targets. The performance options will vest in three year increments commencing on the grant date and are exercisable at a price of $28.05.